Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We have integrated cybersecurity risk management into our overall risk management system, and implemented comprehensive cybersecurity risk management procedures for assessing, identifying and managing cybersecurity risks. For instance, we have adopted internal policies and procedures for routine maintenance, vulnerability scanning and threat defense to identify and prevent threats to information, network and system security. These internal policies and procedures are implemented through various technical measures, such as firewalls, access controls, automated monitoring system and data loss prevention, which helps us timely identify, assess and mitigate cybersecurity risks, and protect the confidentiality, integrity and availability of the data stored in our system. We have also established a robust incident response mechanism to effectively address cybersecurity risks and threats, and formulated a set of contingency plans for various types of cybersecurity incidents such as virus outbreaks, unauthorized access, denial-of-service attacks and system failures and disruptions. Once cybersecurity incidents are identified, dedicated personnel at the relevant department will instantly make analysis and classification of the incidents based on the level of potential impact, report material incidents to the Cybersecurity and Information Security Committee, and take remedial measures in accordance with the pre-established contingency plans.

We have engaged a third-party assessment agency to evaluate our cybersecurity system, including its compliance with applicable standards. We have implemented procedures to identify and mitigate cybersecurity risks arising from our use of third-party service providers. For instance, as part of our supplier selection process, we conduct screenings to evaluate the capabilities and qualifications of third-party service providers. In addition, our contracts with third-party service providers generally set out access controls for sensitive data, requirements for data storage measures as well as confidentiality obligations.

As of the date of this annual report on Form 20-F, we have not experienced any cybersecurity incidents or identified any risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations and financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	have integrated cybersecurity risk management into our overall risk management system, and implemented comprehensive cybersecurity risk management procedures for assessing, identifying and managing cybersecurity risks.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we have not experienced any cybersecurity incidents or identified any risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations and financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors oversees our overall risk management, including cybersecurity risk management, and reviews management reports on material cybersecurity risks and incidents as they arise. Our board of directors also reviews and approves cybersecurity-related disclosure in our periodic reports, including our annual reports on Form 20-F.

At the management level, we have established a Cybersecurity and Information Security Committee to oversee the process of assessing, identifying and managing material risks from cybersecurity threats and monitor the prevention, detection, mitigation and remediation of material cybersecurity incidents. The Cybersecurity and Information Security Committee is chaired by Mr. Jianfei Dong, our director and co-president, and comprised of experts from various departments, including big data, cybersecurity, IT, business information security, operation and maintenance and back office. Mr. Dong brings to this role over one decade of experience in technical and leadership roles at technology companies, as well as academic credentials in control science and automation engineering. For more details on Mr. Jianfei Dong’s biographical information, see “Item 6. Directors, Senior Management and Employees — B. Directors and Senior Management — Directors and Executive Officers.” The Cybersecurity and Information Security Committee reports to our board of directors on the prevention, detection, mitigation and remediation of material risks arising from cybersecurity threats, as well as material cybersecurity incidents, if any, on a regular basis.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	oversees our overall risk management, including cybersecurity risk management, and reviews management reports on material cybersecurity risks and incidents as they arise.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Cybersecurity and Information Security Committee is chaired by Mr. Jianfei Dong, our director and co-president, and comprised of experts from various departments, including big data, cybersecurity, IT, business information security, operation and maintenance and back office.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Mr. Dong
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Cybersecurity and Information Security Committee reports to our board of directors on the prevention, detection, mitigation and remediation of material risks arising from cybersecurity threats, as well as material cybersecurity incidents, if any, on a regular basis.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true